LEASES	9 Months Ended
Sep. 30, 2024
Lease [Abstract]
LEASES	LEASES
The Company as a lessee
The Company has leases for office, research laboratory and manufacturing facilities, equipment, vehicles, land and collaboration assets. The terms of the leases vary, although most generally have lease terms between 3 and 29 years. Lump sum payments were made upfront to acquire the leasehold land from the owners with lease periods of 50 years, and no ongoing payments will be made under the terms of these leasehold land. Leases with terms of 12 months or less are expensed as incurred. Collaboration assets represent the Company’s share of assets leased to the collaboration from Janssen, which purchased the assets on behalf of the collaboration, in connection with the Janssen Agreement. Collaboration assets under construction that will be leased to the collaboration from Janssen when placed into service are classified as collaboration prepaid leases on the consolidated financial statements.
(a)Right-of-use assets
The carrying amounts of the Company’s right-of-use assets and the movements for the nine months ended September 30, 2024 are as follows:

2024
US$’000 (Unaudited)

Right-of-use assets at January 1, 2024	80,502
Additions	25,231
Exchange realignment	760
Depreciation of right-of-use assets	(7,041)
Right-of-use assets at September 30, 2024	99,452
(b)Lease liabilities
At the commencement date of the lease, the Company recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The balance of the Company’s lease liabilities and the movements for the nine months ended September 30, 2024 are as follows:

2024
US$’000 (Unaudited)
Carrying amount at January 1, 2024	47,344
Additions	5,271
Accretion of interest recognized during the period	1,165
Payments	(4,247)
Exchange realignment	435
Carrying amount at September 30, 2024	49,968
Analyzed into:
Current portion	4,342
Non-current portion	45,626
Total	49,968